RIDGEWORTH FUNDS
Supplement dated April 28, 2011 to the
Statement of Additional Information (“SAI”)
Dated August 1, 2010, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The following information replaces the existing information concerning the Chief Compliance Officer under the section entitled Trust Officers on page 82 of the SAI:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joseph M. O’Donnell c/o RidgeWorth Investments® 3333 Piedmont Road, NE, Suite 1500 Atlanta, GA 30305 Age: 56	Chief Compliance Officer	One year; since April 2011
Chief Compliance Officer of the ING Funds (2004 – 2011); Executive Vice President of the ING Funds (2004 – 2011); Chief Compliance Officer of ING Investments, LLC (2006 – 2008 and October 2009 – 2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006 – 2008 and 2009 – 2011). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (2006).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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